Related party transactions - Analysis of Related Party Receivable Balances (Details) - USD ($) $ in Millions	1 Months Ended	6 Months Ended		12 Months Ended
	Apr. 30, 2020	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2020	Dec. 31, 2019	Nov. 30, 2016	Mar. 31, 2015
Related Party Transaction [Line Items]
Allowance for expected credit loss				$ (306)	$ 0
Total related party receivables				477	704
Amounts due from related parties - current				85	181
Amounts due from related parties - non-current				392	523
Payments received on related party receivables		$ 22	$ 2	(105)	(14)
Related party loans and interest
Related Party Transaction [Line Items]
Total related party receivables, gross				516	488
Total related party receivables				516	488
Deferred consideration arrangements
Related Party Transaction [Line Items]
Total related party receivables, gross				3	31
Convertible bond
Related Party Transaction [Line Items]
Total related party receivables, gross				13	35
Trading balances
Related Party Transaction [Line Items]
Total related party receivables, gross				251	150
SeaMex seller's credit and loans receivable | Related party loans and interest
Related Party Transaction [Line Items]
Total related party receivables				$ 452	422
Interest rate on related party receivable				6.50%
SeaMex seller's credit and loans receivable | Sellers credit
Related Party Transaction [Line Items]
Total related party receivables							$ 250
SeaMex seller's credit and loans receivable | Working capital loan
Related Party Transaction [Line Items]
Total related party receivables						$ 45
SeaMex seller's credit and loans receivable | Accrued interest
Related Party Transaction [Line Items]
Total related party receivables				$ 149
SeaMex seller's credit and loans receivable | Sponsor Minimum Liquidity Shortfall
Related Party Transaction [Line Items]
Total related party receivables				$ 8
Interest rate on related party receivable				6.50%
Seabras Sapura | Related party loans and interest
Related Party Transaction [Line Items]
Total related party receivables				$ 64	66
Payments received on related party receivables	$ 6
Seabras Sapura | Accrued interest
Related Party Transaction [Line Items]
Total related party receivables				14
Seabras Sapura | Loan principal
Related Party Transaction [Line Items]
Total related party receivables				50
Seabras Sapura | Due From Related Party, Loan Facility
Related Party Transaction [Line Items]
Payments received on related party receivables	4
Seabras Sapura | Due From Related Party, Shareholder Loans
Related Party Transaction [Line Items]
Payments received on related party receivables	$ 2
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Seadrill Partners | Deferred consideration arrangements
Related Party Transaction [Line Items]
Total related party receivables				3	31
West Vela | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Seadrill Partners | Mobilization receivable
Related Party Transaction [Line Items]
Total related party receivables				2	17
West Vela | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Seadrill Partners | Share of dayrate
Related Party Transaction [Line Items]
Total related party receivables				$ 1	14
West Vela | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Seadrill Partners | Share of dayrate | Fair value
Related Party Transaction [Line Items]
Total related party receivables					29
West Polaris | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Seadrill Partners | Fair value
Related Party Transaction [Line Items]
Total related party receivables					$ 1
Minimum | LIBOR | Seabras Sapura | Related party loans and interest
Related Party Transaction [Line Items]
Interest rate on related party receivable				3.40%
Maximum | LIBOR | Seabras Sapura | Related party loans and interest
Related Party Transaction [Line Items]
Interest rate on related party receivable				3.99%